Operating Leases - Future minimum lease payments due to Company (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	$ 38,168	$ 75,640
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	35,992	37,472
1 - 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	2,176	38,168
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	$ 0	$ 0